Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                        POST-EFFECTIVE AMENDMENT NO. 17 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                         PRINCIPAL INVESTORS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH
Des Moines, Iowa  50392                  Jones & Blouch, L.L.P.
                                         Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 31th day of May, 2001.


                             PRINCIPAL INVESTORS FUND, INC.

                                       (Registrant)



                             By          /s/ R. C. Eucher
                                --------------------------------------
                                 R. C. Eucher
                                 President and Director


Attest:


/s/ A. S. Filean
--------------------------------------
A. S. Filean
Vice President and Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date


/s/ R. C. Eucher
_____________________________      President and Director             5/31/2001
R. C. Eucher                       (Principal Executive Officer)      __________


   (J. B. Griswell)*
_____________________________      Director and                       5/31/2001
J. B. Griswell                     Chairman of the Board              __________


/s/ K. L. Tibbetts
_____________________________      Senior Vice President and          5/31/2001
K. L. Tibbetts                     Chief Financial Officer            __________
                                   Principal Financial and
                                   Accounting Officer)


   (J. E. Aschenbrenner)*
_____________________________      Director                           5/31/2001
J. E. Aschenbrenner                                                   __________


   (J. D. Davis)*
_____________________________      Director                           5/31/2001
J. D. Davis                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                           5/31/2001
P. A. Ferguson                                                        __________


   (R. W. Gilbert)*
_____________________________      Director                           5/31/2001
R. W. Gilbert                                                         __________


   (W. C. Kimball)*
_____________________________      Director                           5/31/2001
W. C. Kimball                                                         __________


   (B. A. Lukavsky)*
_____________________________      Director                           5/31/2001
B. A. Lukavsky                                                        __________


                                        *By   /s/R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included